GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION - Schedule of Revenue and Long-lived Assets by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 312,062	$ 474,042	$ 443,458
Total EMEA
Revenues from External Customers and Long-Lived Assets
Total revenue	259,304	405,756	379,674
Israel
Revenues from External Customers and Long-Lived Assets
Total revenue	201,610	328,371	274,113
Germany
Revenues from External Customers and Long-Lived Assets
Total revenue	44,486	63,258	86,834
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	13,208	14,127	18,727
Total Americas
Revenues from External Customers and Long-Lived Assets
Total revenue	45,126	55,595	51,880
United States
Revenues from External Customers and Long-Lived Assets
Total revenue	35,139	37,726	44,746
Other
Revenues from External Customers and Long-Lived Assets
Total revenue	9,987	17,869	7,134
APAC
Revenues from External Customers and Long-Lived Assets
Total revenue	$ 7,633	$ 12,691	$ 11,904